EQUITY METHOD INVESTMENTS (FY) (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY METHOD INVESTMENTS [Abstract]
Financial Information for Equity Method Investments
Summarized financial information for equity method investments is reflected below.

(dollars in millions)	2019	2018
Current assets	$4,324	$4,123
Noncurrent assets	2,058	1,703
Total assets	6,382	5,826
Current liabilities	2,310	2,204
Noncurrent liabilities	592	445
Total liabilities	2,902	2,649
Total net equity of investees	3,480	3,177

(dollars in millions)	2019	2018	2017
Net sales	$9,622	$9,142	$8,697
Gross profit	1,741	1,673	1,606
Income from continuing operations	578	645	561
Net income	578	645	561